Commitments and Contingencies (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
contractual obligations 2013	$ 14,370
Contractual obligations 2014	3,628
Contractual obligations 2015	3,754
Contractual obligations 2016	1,926
Total contractual obligations	$ 23,678